  SoFi Agentic AI ETF

  Schedule of Investments

  May 31, 2026 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Consumer Discretionary Products - 8.8%
Aurora Innovation, Inc. - Class A(a)	12,457	$91,435
Tesla, Inc.(a)	1,761	767,426
Xpeng, Inc., ADR(a)	8,823	145,138
		1,003,999

Health Care - 10.0%
Illumina, Inc.(a)	1,730	281,921
Intuitive Surgical, Inc.(a)	944	400,860
Thermo Fisher Scientific, Inc.	918	452,124
		1,134,905

Industrial Products - 12.4%
AeroVironment, Inc.(a)	562	116,469
Deere & Co.	875	474,407
Kratos Defense & Security Solutions, Inc.(a)	2,075	133,070
Rockwell Automation, Inc.	1,172	528,642
Trimble, Inc.(a)	2,649	149,430
		1,402,018

Media - 11.6%
Alphabet, Inc. - Class C	2,344	882,352
Baidu, Inc. - Class A(a)	3,164	428,121
		1,310,473

Software & Tech Services - 30.3%(b)
CrowdStrike Holdings, Inc. - Class A(a)	1,075	785,825
Palantir Technologies, Inc. - Class A(a)	3,433	537,402
Palo Alto Networks, Inc.(a)	2,796	787,605
Salesforce, Inc.	2,286	436,855
SentinelOne, Inc. - Class A(a)	3,479	57,577
ServiceNow, Inc.(a)	3,755	467,009
UiPath, Inc. - Class A(a)	4,673	54,768
Zoom Communications, Inc. - Class A(a)	3,018	306,599
		3,433,640

Tech Hardware & Semiconductors - 25.5%(b)
Arista Networks, Inc.(a)	3,474	553,999
NVIDIA Corp.	3,933	830,414
QUALCOMM, Inc.	3,409	855,727
Teradyne, Inc.	1,749	654,668
		2,894,808

TOTAL COMMON STOCKS (Cost $9,609,762)		11,179,843

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(c)	103,880	$103,880

TOTAL SHORT-TERM INVESTMENTS (Cost $103,880)		103,880

TOTAL INVESTMENTS - 99.5% (Cost $9,713,642)		$11,283,723
Other Assets in Excess of Liabilities - 0.5%		56,759
TOTAL NET ASSETS - 100.0%		$11,340,482

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.